SCHEDULE II - Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
SCHEDULE II - Condensed Financial Information Of Registrant
SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	Years Ended December 31,
	2025	2024	2023
Revenues
Dividends from subsidiaries	$10,151	$3,667	$399
Undistributed income from subsidiaries	1,222	4,947	3,572
Equity in net income of subsidiaries	11,373	8,614	3,971
Intercompany investment income	166	149	205
Total revenues	11,539	8,763	4,176
Expenses
Interest expense	280	280	270
Deferred compensation[1]	18	54	20
Other operating costs and expenses	8	8	8
Total expenses	306	342	298
Income before income taxes	11,233	8,421	3,878
Benefit for income taxes	75	59	25
Net income	11,308	8,480	3,903
Other comprehensive income (loss)	1,526	193	1,186
Comprehensive income (loss)	$12,834	$8,673	$5,089
[1] See Note 4 – Employee Benefit Plans in these condensed financial statements.
See notes to condensed financial statements.
CONDENSED BALANCE SHEETS
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	December 31,
	2025	2024
Assets
Investment in affiliate	$5	$5
Investment in subsidiaries	31,821	28,850
Receivable from investment subsidiary	12,524	5,812
Intercompany receivable	899	641
Net federal deferred income taxes	90	82
Other assets	163	176
Total assets	$45,502	$35,566
Liabilities and Shareholders’ Equity
Dividends payable on common shares	$7,972	$2,695
Accounts payable, accrued expenses, and other liabilities	310	387
Debt[1]	6,897	6,893
Total liabilities	15,179	9,975
Common shares, $1.00 par value (authorized 900; issued 798, including treasury shares of 212)	586	586
Paid-in capital	2,307	2,145
Retained earnings	27,327	24,283
Total accumulated other comprehensive income (loss)	103	(1,423)
Total shareholders’ equity	30,323	25,591
Total liabilities and shareholders’ equity	$45,502	$35,566
[1] Consists solely of long-term debt. See Note 4 – Debt in the Annual Report for further discussion.
See notes to condensed financial statements.
CONDENSED STATEMENTS OF CASH FLOWS
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	Years Ended December 31,
	2025	2024	2023
Cash Flows From Operating Activities
Net income	$11,308	$8,480	$3,903
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income from subsidiaries	(1,222)	(4,947)	(3,572)
Amortization of equity-based compensation	3	4	3
Changes in:
Intercompany receivable	(258)	246	(421)
Accounts payable, accrued expenses, and other liabilities	(86)	26	12
Income taxes	1	(318)	301
Other, net	97	28	10
Net cash provided by operating activities	9,843	3,519	236
Cash Flows From Investing Activities
Additional investments in equity securities of consolidated subsidiaries	(94)	(182)	(621)
Received from (paid to) investment subsidiary	(6,712)	(2,021)	307
Net cash used in investing activities	(6,806)	(2,203)	(314)
Cash Flows From Financing Activities
Dividends paid to common shareholders	(2,871)	(674)	(234)
Acquisition of treasury shares for restricted stock tax liabilities	(92)	(121)	(95)
Acquisition of treasury shares acquired in open market	(74)	(13)	(46)
Redemption of preferred shares	0	(500)	0
Dividends paid to preferred shareholders	0	(8)	(43)
Net proceeds from debt issuance	0	0	496
Net cash provided by (used in) financing activities	(3,037)	(1,316)	78
Change in cash	0	0	0
Cash – beginning of year	0	0	0
Cash – end of year	$0	$0	$0
See notes to condensed financial statements.
NOTES TO CONDENSED FINANCIAL STATEMENTS
The accompanying condensed financial statements of The Progressive Corporation (parent company) should be read in conjunction with the consolidated financial statements and notes thereto in the Annual Report, which is included as Exhibit 13 to this Form 10-K.
Note 1. Statements of Cash Flows — For the purpose of the condensed statements of cash flows, cash includes only bank demand deposits. The Progressive Corporation does not hold any cash but has unrestricted access to funds maintained in a non-insurance investment subsidiary to meet its holding company obligations. At December 31, 2025, 2024, and 2023, $13.0 billion, $6.2 billion, and $4.2 billion, respectively, of marketable securities were available in this subsidiary.
For the years ended December 31, 2025, 2024, and 2023, non-cash activity included declared but unpaid common share dividends of $7,972 million, $2,695 million, and $498 million, respectively. See Note 14 – Dividends in the Annual Report for further discussion.
For the years ended December 31, The Progressive Corporation paid the following:

(millions)	2025	2024	2023
Income taxes	$3,022	$2,540	$800
Interest	276	276	265
Note 2. Income Taxes — The Progressive Corporation files a consolidated federal income tax return with its eligible subsidiaries and acts as an agent for the consolidated tax group when making payments to the Internal Revenue Service. The Progressive Corporation consolidated group’s net income taxes currently payable/recoverable are included in accounts payable, accrued expenses, and other liabilities or other assets, respectively, in the accompanying condensed balance sheets based on the balance at the end of the year. The Progressive Corporation and its eligible subsidiaries have adopted, pursuant to a written agreement, a method of allocating consolidated federal income taxes. Amounts allocated to the eligible subsidiaries under the written agreement are included in intercompany receivable in the accompanying condensed balance sheets.
Note 3. Debt — The information relating to debt is incorporated by reference from Note 4 – Debt in the Annual Report.
Note 4. Employee Benefit Plans — The information relating to incentive compensation and deferred compensation plans is incorporated by reference from Note 9 – Employee Benefit Plans in the Annual Report.
Note 5. Other Comprehensive Income (Loss) — On the condensed statements of comprehensive income, other comprehensive income (loss) represents activity of the subsidiaries of The Progressive Corporation and includes net unrealized gains (losses) on fixed-maturity securities and net unrealized losses on forecasted transactions.
Note 6. Dividends — The information relating to our dividend policy is incorporated by reference from Note 14 – Dividends in the Annual Report.